Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (1.7%)
	TEGNA Inc.	165,554	2,386
*	TripAdvisor Inc.	72,660	1,896
	New York Times Co. Class A	37,116	1,593
	Telephone & Data Systems Inc.	75,264	1,428
	Cinemark Holdings Inc.	80,967	1,251
	John Wiley & Sons Inc. Class A	32,994	1,140
*	AMC Networks Inc. Class A	22,416	739
	World Wrestling Entertainment Inc. Class A	15,180	653
			11,086
Consumer Discretionary (13.8%)
*	Penn National Gaming Inc. Class B	108,914	7,624
	Lear Corp.	41,245	5,896
*	Mattel Inc.	262,288	4,063
	Thor Industries Inc.	41,736	4,028
	Kohl's Corp.	119,295	3,841
	Service Corp. International	65,291	3,176
*	Grand Canyon Education Inc.	35,752	2,984
	Foot Locker Inc.	78,812	2,948
	Dick's Sporting Goods Inc.	49,258	2,798
	H&R Block Inc.	145,856	2,742
*	AutoNation Inc.	44,182	2,708
	Cracker Barrel Old Country Store Inc.	17,915	2,501
*	Taylor Morrison Home Corp.	98,062	2,479
	Brunswick Corp.	30,526	2,279
*	Adient plc	70,987	2,221
*	Grubhub Inc.	30,699	2,159
[1]	Nordstrom Inc.	81,989	2,125
	Toll Brothers Inc.	43,410	2,056
	American Eagle Outfitters Inc.	112,623	2,026
	Williams-Sonoma Inc.	18,235	1,996
	Harley-Davidson Inc.	45,866	1,848
	Dana Inc.	109,247	1,840
	Goodyear Tire & Rubber Co.	176,184	1,836
	Texas Roadhouse Inc.	24,171	1,832
*	TRI Pointe Group Inc.	98,539	1,723
*	Ollie's Bargain Outlet Holdings Inc.	18,922	1,666
*	Helen of Troy Ltd.	7,850	1,586
	Wyndham Destinations Inc.	36,743	1,545
*	Urban Outfitters Inc.	51,753	1,417
	Graham Holdings Co. Class B	3,137	1,402
	Aaron's Holdings Co. Inc.	21,829	1,374

		Shares	Market Value ($000)
	KB Home	35,954	1,266
	Wendy's Co.	56,862	1,250
*	Adtalem Global Education Inc.	39,229	1,123
	Carter's Inc.	12,207	1,086
	Six Flags Entertainment Corp.	28,521	876
	Strategic Education Inc.	8,675	815
	Jack in the Box Inc.	8,745	804
*	Visteon Corp.	6,102	737
	Papa John's International Inc.	8,932	718
	Columbia Sportswear Co.	8,742	716
*	WW International Inc.	16,936	500
			90,610
Consumer Staples (5.0%)
*	Darling Ingredients Inc.	122,460	5,912
*	BJ's Wholesale Club Holdings Inc.	104,299	4,275
	Ingredion Inc.	50,651	3,908
	Flowers Foods Inc.	148,802	3,302
*	Hain Celestial Group Inc.	63,173	2,432
*	Post Holdings Inc.	25,711	2,429
	Nu Skin Enterprises Inc. Class A	38,854	2,001
*	Sprouts Farmers Market Inc.	89,181	1,888
*	TreeHouse Foods Inc.	42,725	1,757
*	Edgewell Personal Care Co.	41,099	1,428
	Lancaster Colony Corp.	7,537	1,276
*	Grocery Outlet Holding Corp.	23,951	925
	Coty Inc. Class A	113,443	816
*	Pilgrim's Pride Corp.	13,123	248
	Tootsie Roll Industries Inc.	7,125	221
			32,818
Energy (2.1%)
	EQT Corp.	208,383	3,101
	Equitrans Midstream Corp.	307,372	2,508
*	ChampionX Corp.	140,503	1,669
*	CNX Resources Corp.	169,800	1,598
	Antero Midstream Corp.	216,212	1,457
	World Fuel Services Corp.	48,006	1,365
	Cimarex Energy Co.	35,495	1,276
	Murphy Oil Corp.	60,046	604
			13,578
Financials (22.1%)
	Reinsurance Group of America Inc.	51,367	5,922
	First Horizon Corp.	418,331	5,112
	American Financial Group Inc.	54,226	4,848
	East West Bancorp Inc.	106,978	4,570
	Signature Bank	40,499	4,544
	Prosperity Bancshares Inc.	70,060	4,402
	First American Financial Corp.	84,319	4,084
	TCF Financial Corp.	115,104	3,867
	Old Republic International Corp.	213,788	3,831
	Jefferies Financial Group Inc.	163,288	3,712
	Cullen/Frost Bankers Inc.	42,193	3,540
	Synovus Financial Corp.	111,384	3,516
	Kemper Corp.	46,433	3,480
	Janus Henderson Group plc	113,988	3,252
	Hanover Insurance Group Inc.	28,520	3,204
	Interactive Brokers Group Inc. Class A	59,771	3,154
	Alleghany Corp.	5,411	3,112

		Shares	Market Value ($000)
	Pinnacle Financial Partners Inc.	57,346	3,106
	Affiliated Managers Group Inc.	35,199	3,067
	United Bankshares Inc.	98,107	2,873
	Selective Insurance Group Inc.	45,224	2,796
	Valley National Bancorp	305,310	2,791
	Webster Financial Corp.	68,195	2,581
	Bank OZK	91,401	2,556
*	Brighthouse Financial Inc.	70,335	2,469
	Wintrust Financial Corp.	43,552	2,373
	Sterling Bancorp	147,046	2,350
	Umpqua Holdings Corp.	166,510	2,313
	CNO Financial Group Inc.	107,154	2,280
	Commerce Bancshares Inc.	34,153	2,253
	UMB Financial Corp.	32,680	2,223
	FNB Corp.	244,369	2,158
*	Texas Capital Bancshares Inc.	38,144	2,132
	Home BancShares Inc.	114,920	2,127
	PacWest Bancorp	88,275	2,053
	BancorpSouth Bank	72,901	1,848
	MGIC Investment Corp.	153,598	1,837
	Hancock Whitney Corp.	65,292	1,834
	Stifel Financial Corp.	26,437	1,832
	Associated Banc-Corp	116,199	1,780
*	Genworth Financial Inc. Class A	382,595	1,737
	New York Community Bancorp Inc.	175,374	1,699
	Eaton Vance Corp.	25,034	1,677
	Cathay General Bancorp	56,589	1,599
	Fulton Financial Corp.	122,544	1,510
	SLM Corp.	141,858	1,505
	Navient Corp.	146,631	1,374
	International Bancshares Corp.	42,097	1,364
	CIT Group Inc.	39,451	1,321
	First Financial Bankshares Inc.	38,662	1,292
	Glacier Bancorp Inc.	29,577	1,206
	Trustmark Corp.	47,954	1,190
	RLI Corp.	11,067	1,059
	Bank of Hawaii Corp.	12,718	952
	Mercury General Corp.	20,090	893
	Evercore Inc. Class A	9,207	837
	FirstCash Inc.	10,967	705
	Federated Hermes Inc.	20,871	560
	Washington Federal Inc.	21,180	495
			144,757
Health Care (6.0%)
*	Molina Healthcare Inc.	44,837	9,153
*	United Therapeutics Corp.	33,580	4,454
	Encompass Health Corp.	39,852	3,211
*	Acadia Healthcare Co. Inc.	67,266	2,856
*	Tenet Healthcare Corp.	79,686	2,505
	Hill-Rom Holdings Inc.	22,663	2,150
	Patterson Cos. Inc.	65,569	1,820
*	Haemonetics Corp.	13,800	1,557
*	Avanos Medical Inc.	36,167	1,533
*	Nektar Therapeutics	91,985	1,508
*	Jazz Pharmaceuticals plc	10,064	1,416
*	Prestige Consumer Healthcare Inc.	37,950	1,350
*	Halozyme Therapeutics Inc.	29,217	1,142
*	Emergent BioSolutions Inc.	13,266	1,087

		Shares	Market Value ($000)
*	Neogen Corp.	14,436	1,071
*	LivaNova plc	18,032	953
	Cantel Medical Corp.	12,464	741
*	NuVasive Inc.	13,565	628
			39,135
Industrials (15.5%)
*	XPO Logistics Inc.	69,052	7,366
*	AECOM	121,270	6,293
	ManpowerGroup Inc.	43,908	3,805
	Regal Beloit Corp.	30,682	3,652
	Acuity Brands Inc.	29,970	3,558
*	JetBlue Airways Corp.	205,986	3,108
	nVent Electric plc	128,486	2,955
	MSC Industrial Direct Co. Inc. Class A	34,421	2,868
	Owens Corning	38,384	2,797
	Watsco Inc.	12,160	2,765
*	Stericycle Inc.	38,736	2,729
*	Sunrun Inc.	42,130	2,700
	EnerSys	32,117	2,627
	Crane Co.	37,294	2,593
	Lennox International Inc.	8,949	2,576
	CoreLogic Inc.	33,042	2,561
	Ryder System Inc.	40,693	2,410
*	Middleby Corp.	17,662	2,402
*	Univar Solutions Inc.	127,831	2,288
	Kennametal Inc.	62,702	2,194
	GATX Corp.	26,464	2,111
	AGCO Corp.	21,825	2,019
*	IAA Inc.	32,409	1,942
	EMCOR Group Inc.	22,418	1,932
	Donaldson Co. Inc.	34,332	1,828
*	Builders FirstSource Inc.	48,540	1,816
	KAR Auction Services Inc.	97,711	1,764
	Oshkosh Corp.	21,113	1,700
	Fluor Corp.	94,329	1,629
	Terex Corp.	52,399	1,624
	ITT Inc.	21,558	1,566
	Trinity Industries Inc.	67,290	1,538
*	Dycom Industries Inc.	24,074	1,513
*	Colfax Corp.	41,848	1,510
	MSA Safety Inc.	9,843	1,471
	Valmont Industries Inc.	8,722	1,421
*	Avis Budget Group Inc.	38,981	1,371
	Healthcare Services Group Inc.	56,272	1,332
	Landstar System Inc.	9,286	1,220
*	ASGN Inc.	15,481	1,210
	HNI Corp.	32,268	1,176
*	Kirby Corp.	21,790	1,103
	Insperity Inc.	12,005	1,026
	Curtiss-Wright Corp.	8,488	978
	Werner Enterprises Inc.	23,698	948
			101,995
Information Technology (11.2%)
*	Cree Inc.	82,930	7,496
*	First Solar Inc.	64,096	5,988
*	Arrow Electronics Inc.	58,694	5,379
*	II-VI Inc.	78,383	5,303

		Shares	Market Value ($000)
	SYNNEX Corp.	31,148	4,993
*	PTC Inc.	37,928	4,091
*	Ceridian HCM Holding Inc.	39,262	3,786
*	Enphase Energy Inc.	26,677	3,643
	Alliance Data Systems Corp.	36,078	2,639
	Avnet Inc.	74,687	2,267
	Science Applications International Corp.	24,188	2,238
*	Ciena Corp.	44,145	1,978
	National Instruments Corp.	52,671	1,971
	Vishay Intertechnology Inc.	100,233	1,941
*	LiveRamp Holdings Inc.	29,886	1,749
	CDK Global Inc.	35,841	1,717
	Littelfuse Inc.	6,810	1,638
*	Semtech Corp.	24,142	1,629
*	NCR Corp.	55,339	1,531
	MAXIMUS Inc.	20,861	1,498
	InterDigital Inc.	23,293	1,395
	Sabre Corp.	122,518	1,378
	Belden Inc.	33,661	1,295
*	NetScout Systems Inc.	54,784	1,283
*	Teradata Corp.	50,274	1,103
*	CommVault Systems Inc.	17,890	854
*	ViaSat Inc.	23,759	808
*	Sailpoint Technologies Holdings Inc.	17,140	798
*	Synaptics Inc.	10,094	785
			73,174
Materials (6.5%)
	Sonoco Products Co.	75,895	4,406
	RPM International Inc.	39,308	3,460
	Ashland Global Holdings Inc.	41,149	3,093
	Chemours Co.	124,183	3,021
	Steel Dynamics Inc.	77,065	2,791
	Avient Corp.	69,136	2,527
	AptarGroup Inc.	19,499	2,463
	United States Steel Corp.	166,631	2,365
	Olin Corp.	107,424	2,352
	Sensient Technologies Corp.	32,026	2,297
	Commercial Metals Co.	90,032	1,793
	Minerals Technologies Inc.	25,799	1,565
	Valvoline Inc.	64,357	1,467
	Worthington Industries Inc.	27,269	1,410
	O-I Glass Inc.	118,677	1,343
	Domtar Corp.	41,732	1,256
	Cabot Corp.	23,481	972
	Greif Inc. Class A	19,994	972
	Louisiana-Pacific Corp.	23,777	814
	Silgan Holdings Inc.	23,810	805
	NewMarket Corp.	1,937	716
	Compass Minerals International Inc.	7,178	448
			42,336
Real Estate (9.6%)
	Medical Properties Trust Inc.	399,845	7,757
	Omega Healthcare Investors Inc.	94,387	3,324
	Camden Property Trust	33,138	3,275
	Park Hotels & Resorts Inc.	178,142	2,907
*	Jones Lang LaSalle Inc.	20,359	2,693
	JBG SMITH Properties	84,974	2,612

			Shares	Market Value ($000)
		Sabra Health Care REIT Inc.	155,425	2,561
		National Retail Properties Inc.	59,047	2,226
		CyrusOne Inc.	30,928	2,162
		American Campus Communities Inc.	54,113	2,154
		Lamar Advertising Co. Class A	25,475	2,028
		Kilroy Realty Corp.	31,700	1,939
		Hudson Pacific Properties Inc.	74,212	1,930
		Pebblebrook Hotel Trust	98,949	1,831
		Rayonier Inc.	59,866	1,686
		Spirit Realty Capital Inc.	45,189	1,665
		Healthcare Realty Trust Inc.	55,547	1,639
		Life Storage Inc.	13,835	1,518
		Brixmor Property Group Inc.	98,637	1,506
		Highwoods Properties Inc.	39,278	1,504
		Service Properties Trust	124,455	1,476
		Douglas Emmett Inc.	46,120	1,428
		Physicians Realty Trust	80,259	1,393
		First Industrial Realty Trust Inc.	32,702	1,370
		PotlatchDeltic Corp.	27,303	1,271
		STORE Capital Corp.	37,943	1,235
		Corporate Office Properties Trust	45,804	1,220
		EPR Properties	31,592	1,138
		Taubman Centers Inc.	26,598	1,136
		Weingarten Realty Investors	50,988	1,066
[1]		Macerich Co.	84,758	848
		Urban Edge Properties	44,793	581
				63,079
Utilities (5.9%)
		UGI Corp.	157,513	5,589
		OGE Energy Corp.	151,349	4,902
		Essential Utilities Inc.	75,906	3,437
		National Fuel Gas Co.	68,770	2,831
		Southwest Gas Holdings Inc.	42,278	2,716
		Spire Inc.	38,926	2,490
		New Jersey Resources Corp.	72,535	2,396
		NorthWestern Corp.	38,241	2,218
		ALLETE Inc.	39,227	2,206
		MDU Resources Group Inc.	87,938	2,193
		IDACORP Inc.	20,984	1,901
		ONE Gas Inc.	20,007	1,584
		Hawaiian Electric Industries Inc.	42,927	1,538
		Black Hills Corp.	25,144	1,529
		PNM Resources Inc.	30,112	1,479
				39,009
Total Common Stocks (Cost $646,774)				651,577
		Coupon
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[2,3]	Vanguard Market Liquidity Fund	0.109%	59,967	5,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	0.116%	2/16/21	81	81
Total Temporary Cash Investments (Cost $6,077)					6,078
Total Investments (100.3%) (Cost $652,851)					657,655
Other Assets and Liabilities—Net (-0.3%)					(1,817)
Net Assets (100%)					655,838
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,837,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,162,000 was received for securities on loan.
4	Securities with a value of $57,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2020	7	1,518	1

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Harley-Davidson Inc.	9/2/21	BOANA	2,302	(0.140)	518	—
1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
At November 30, 2020, counterparties had deposited in a segregated account cash of $600,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	651,577	—	—	651,577
Temporary Cash Investments	5,997	81	—	6,078
Total	657,574	81	—	657,655

Derivative Financial Instruments
Assets
Swap Contracts	—	518	—	518
Liabilities
Futures Contracts[1]	19	—	—	19
1	Represents variation margin on the last day of the reporting period.